SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investments
Short-term investments			¥ 252,805
Change in fair value of available-for-sale investments	$ 1,054	¥ 7,335	8,734	¥ 5,181
Realized gains transferred from other comprehensive income to other income (loss)		9,635	10,869	1,154
Impairment charges		¥ 0	0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments			¥ 252,805